Related-Party Disclosures - Compensation of Key Management Personnel and Directors of the Company (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party [Abstract]
Salaries and other short-term employment benefits	$ 11.0	$ 11.0
Directors’ fees	0.8	0.8
Share-based compensation	8.1	8.3
Total compensation	$ 19.9	$ 20.1